VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2024
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—5.3%
U.S. Treasury Bonds
1.875%, 11/15/51	$ 1,185	$ 727
4.250%, 2/15/54	2,215	2,224
U.S. Treasury Notes
4.000%, 2/15/34	700	704
4.625%, 5/15/54	1,450	1,550
Total U.S. Government Securities (Identified Cost $4,959)		5,205

Foreign Government Securities—33.9%
Abu Dhabi Government International Bond
144A 5.000%, 4/30/34(1)(2)	245	257
144A 3.875%, 4/16/50(1)(2)	310	261
Arab Republic of Egypt
144A 7.500%, 1/31/27(1)	255	249
144A 7.600%, 3/1/29(1)	67	63
144A 5.875%, 2/16/31(1)	145	117
144A 8.500%, 1/31/47(1)	1,085	839
Benin Government International Bond 144A 7.960%, 2/13/38(1)	30	29
Bolivarian Republic of Venezuela RegS 7.650%, 4/21/25(3)(4)	1,380	193
Costa Rica Government 144A 6.550%, 4/3/34(1)	925	974
Dominican Republic
144A 4.875%, 9/23/32(1)	875	824
144A 6.850%, 1/27/45(1)	305	321
Dubai Government International Bonds RegS 3.900%, 9/9/50(2)(4)	205	158
	Par Value	Value

Foreign Government Securities—continued
Federal Republic of Ethiopia 144A 6.625%, 12/11/24(1)(3)	$ 485	$ 374
Federative Republic of Brazil
6.000%, 10/20/33	525	526
4.750%, 1/14/50	365	277
7.125%, 5/13/54	580	594
Finance Department Government of Sharjah
144A 6.500%, 11/23/32(1)	300	319
144A 4.000%, 7/28/50(1)	1,075	732
Hungary Government International Bond 144A 6.250%, 9/22/32(1)(2)	650	696
Islamic Republic of Pakistan 144A 7.375%, 4/8/31(1)	300	239
Kingdom of Bahrain 144A 5.625%, 5/18/34(1)	545	511
Kingdom of Jordan 144A 5.850%, 7/7/30(1)	275	260
Kingdom of Morocco
144A 3.000%, 12/15/32(1)	200	169
144A 5.500%, 12/11/42(1)	590	546
Oman Government International Bond 144A 7.375%, 10/28/32(1)	595	677
Republic of Angola 144A 8.750%, 4/14/32(1)	665	604
Republic of Argentina 0.750%, 7/9/30(5)	2,544	1,446
Republic of Armenia 144A 3.600%, 2/2/31(1)	400	336
Republic of Chile 5.330%, 1/5/54(2)	565	560
Republic of Colombia
3.250%, 4/22/32	690	550
4.125%, 5/15/51	475	297
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024
($ reported in thousands)
	Par Value	Value

Foreign Government Securities—continued
Republic of Ecuador
144A 6.900%, 7/31/30(1)(5)	$ 632	$ 450
RegS 6.900%, 7/31/30(4)(5)	650	462
Republic of El Salvador 144A 7.650%, 6/15/35(1)	465	364
Republic of Gabon 144A 6.950%, 6/16/25(1)	100	93
Republic of Ghana
144A 8.125%, 3/26/32(1)(3)	315	165
RegS 8.125%, 3/26/32(3)(4)	251	132
Republic of Guatemala 144A 6.600%, 6/13/36(1)	150	156
Republic of Indonesia 2.850%, 2/14/30(2)	1,540	1,415
Republic of Ivory Coast
144A 6.375%, 3/3/28(1)	20	20
144A 6.125%, 6/15/33(1)	435	398
144A 8.250%, 1/30/37(1)	310	309
Republic of Kenya 144A 8.000%, 5/22/32(1)	510	453
Republic of Nigeria 144A 7.375%, 9/28/33(1)	625	523
Republic of Panama
7.500%, 3/1/31(2)	13	14
8.000%, 3/1/38	481	530
Republic of Paraguay 144A 6.000%, 2/9/36(1)	250	261
Republic of Peru 5.875%, 8/8/54(2)	100	104
Republic of Philippines
4.750%, 3/5/35	365	363
3.700%, 3/1/41	1,010	858
Republic of Poland 4.875%, 10/4/33(2)	525	531
Republic of Senegal 144A 6.250%, 5/23/33(1)	320	278
Republic of Serbia 144A 6.500%, 9/26/33(1)	435	454
Republic of South Africa 5.650%, 9/27/47	360	290
	Par Value	Value

Foreign Government Securities—continued
Republic of Sri Lanka 144A 6.200%, 5/11/27(1)(3)	$ 490	$ 256
Republic of Turkiye
7.625%, 4/26/29	1,175	1,229
9.125%, 7/13/30	1,185	1,323
7.625%, 5/15/34	465	484
4.875%, 4/16/43	780	572
Romania Government International Bond 144A 7.125%, 1/17/33(1)	325	352
Saudi International Bond
144A 4.875%, 7/18/33(1)(2)	1,095	1,109
144A 4.500%, 10/26/46(1)(2)	1,655	1,458
State of Israel 2.750%, 7/3/30(2)	480	419
State of Qatar
144A 3.750%, 4/16/30(1)(2)	450	442
144A 4.400%, 4/16/50(1)(2)	365	336
Trinidad & Tobago Government International Bond 144A 6.400%, 6/26/34(1)(2)	113	115
Ukraine Government Bond
144A 1.750%, 2/1/29(1)(5)	43	26
144A 0.000%, 2/1/30(1)(5)	8	3
144A 0.000%, 2/1/34(1)(5)	29	9
144A 1.750%, 2/1/34(1)(5)	43	19
144A 0.000%, 2/1/35(1)(5)	25	10
144A 1.750%, 2/1/35(1)(5)	51	22
144A 0.000%, 2/1/36(1)(5)	21	8
144A 1.750%, 2/1/36(1)(5)	7	3
RegS 1.750%, 2/1/29(4)(5)	51	30
RegS 0.000%, 2/1/30(4)(5)	9	4
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024
($ reported in thousands)
	Par Value	Value

Foreign Government Securities—continued
RegS 0.000%, 2/1/34(4)(5)	$ 34	$ 11
RegS 1.750%, 2/1/34(4)(5)	51	22
RegS 0.000%, 2/1/35(4)(5)	29	12
RegS 1.750%, 2/1/35(4)(5)	59	25
RegS 0.000%, 2/1/36(4)(5)	24	10
RegS 1.750%, 2/1/36(4)(5)	8	4
United Mexican States
2.659%, 5/24/31(2)	310	263
6.350%, 2/9/35(2)	430	447
6.338%, 5/4/53(2)	427	419
6.400%, 5/7/54(2)	750	743
Uzbekistan International Bond 144A 6.900%, 2/28/32(1)	395	395
Total Foreign Government Securities (Identified Cost $34,771)		33,201

Mortgage-Backed Securities—15.4%
Agency—5.5%
Federal Home Loan Mortgage Corporation Pool #SD8382 5.000%, 12/1/53	1,427	1,416
Federal National Mortgage Association
Pool #FS4438 5.000%, 11/1/52	853	848
Pool #FS7751 4.000%, 3/1/53	1,393	1,321
Pool #MA4785 5.000%, 10/1/52	426	424
Pool #MA4805 4.500%, 11/1/52	765	744
Pool #MA5072 5.500%, 7/1/53	653	658
		5,411

	Par Value	Value

Non-Agency—9.9%
A&D Mortgage Trust 2023-NQM3, A1 144A 6.733%, 7/25/68(1)(2)(6)	$ 129	$ 130
Ajax Mortgage Loan Trust 2022-B, A1 144A 3.500%, 3/27/62(1)(6)	533	509
Angel Oak Mortgage Trust 2023-1, A1 144A 4.750%, 9/26/67(1)(6)	149	148
Arroyo Mortgage Trust 2019-1, A1 144A 3.805%, 1/25/49(1)(2)(6)	67	65
BBCMS Mortgage Trust 2018-TALL, A (1 month Term SOFR + 0.919%, Cap N/A, Floor 0.872%) 144A 6.256%, 3/15/37(1)(6)	480	452
Benchmark Mortgage Trust 2023-B38, A2 5.626%, 4/15/56	165	166
BPR Trust 2022-OANA, A (1 month Term SOFR + 1.898%, Cap N/A, Floor 1.898%) 144A 7.235%, 4/15/37(1)(6)	270	270
BX Trust 2019-OC11, D 144A 4.075%, 12/9/41(1)(6)	780	711
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(1)(2)(6)	73	67
2016-SH2, M2 144A 3.750%, 12/25/45(1)(6)	189	174
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(1)(6)	299	283
COLT Mortgage Loan Trust
2022-4, A1 144A 4.301%, 3/25/67(1)(2)(6)	135	134
2022-5, A1 144A 4.550%, 4/25/67(1)(6)	399	404
COMM Mortgage Trust 2013-300P, A1 144A 4.353%, 8/10/30(1)	400	378
Ellington Financial Mortgage Trust 2019-2, A3 144A 3.046%, 11/25/59(1)(2)(6)	27	26
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
FirstKey Homes Trust 2020-SFR2, B 144A 1.567%, 10/19/37(1)	$ 475	$ 456
Homes Trust 2023-NQM2, A1 144A 6.456%, 2/25/68(1)(6)	433	436
JPMorgan Chase Mortgage Trust 2014-5, B2 144A 2.716%, 10/25/29(1)(6)	163	151
MFA Trust 2022-INV2, A1 144A 4.950%, 7/25/57(1)(6)	641	637
Mill City Mortgage Loan Trust 2017-3, B1 144A 3.250%, 1/25/61(1)(6)	336	294
MIRA Trust 2023-MILE, A 144A 6.755%, 6/10/38(1)	170	179
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22, AS 3.561%, 4/15/48	220	212
New Residential Mortgage Loan Trust
2016-3A, B1 144A 4.000%, 9/25/56(1)(6)	148	139
2016-4A, B1A 144A 4.500%, 11/25/56(1)(6)	439	428
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 3.487%, 6/25/26(1)(2)(6)	72	71
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(1)(2)(6)	71	61
Towd Point Mortgage Trust
2016-4, B1 144A 4.036%, 7/25/56(1)(6)	260	251
2017-1, M1 144A 3.750%, 10/25/56(1)(6)	265	258
2017-4, A2 144A 3.000%, 6/25/57(1)(6)	171	159
2018-6, A2 144A 3.750%, 3/25/58(1)(6)	215	199
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(1)	150	142
	Par Value	Value

Non-Agency—continued
VCAT LLC 2021-NPL3, A1 144A 4.743%, 5/25/51(1)(6)	$ 70	$ 69
Verus Securitization Trust
2022-4, A1 144A 4.474%, 4/25/67(1)(6)	275	274
2022-6, A1 144A 4.910%, 6/25/67(1)(6)	187	190
2022-6, A3 144A 4.910%, 6/25/67(1)(6)	410	409
2023-8, A1 144A 6.259%, 12/25/68(1)(6)	275	277
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	430	417
		9,626

Total Mortgage-Backed Securities (Identified Cost $15,248)		15,037

Asset-Backed Securities—11.4%
Automobiles—3.9%
Arivo Acceptance Auto Loan Receivables Trust 2024-1A, B 144A 6.870%, 6/17/30(1)	396	403
Avis Budget Rental Car Funding LLC (AESOP) 2019-2A, D 144A 3.040%, 9/22/25(1)	80	80
Credit Acceptance Auto Loan Trust 2024-1A, A 144A 5.680%, 3/15/34(1)	270	274
DT Auto Owner Trust 2023-1A, D 144A 6.440%, 11/15/28(1)	450	458
GLS Auto Receivables Issuer Trust
2020-3A, D 144A 2.270%, 5/15/26(1)	34	34
2020-3A, E 144A 4.310%, 7/15/27(1)	550	547
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024
($ reported in thousands)
	Par Value	Value

Automobiles—continued
Huntington Bank Auto Credit-Linked Notes 2024-1, B1 144A 6.153%, 5/20/32(1)	$ 250	$ 253
LAD Auto Receivables Trust
2021-1A, D 144A 3.990%, 11/15/29(1)	470	462
2023-2A, D 144A 6.300%, 2/15/31(1)	365	370
OneMain Direct Auto Receivables Trust 2022-1A, C 144A 5.310%, 6/14/29(1)	320	319
U.S. Bank N.A. 2023-1, B 144A 6.789%, 8/25/32(1)	250	252
Veros Auto Receivables Trust 2024-1, C 144A 7.570%, 12/15/28(1)	350	358
		3,810

Consumer Loans—0.3%
Affirm Asset Securitization Trust 2023-B, A 144A 6.820%, 9/15/28(1)	350	356
Credit Card—0.5%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(1)	480	475
Other—6.7%
Adams Outdoor Advertising LP 2023-1, A2 144A 6.967%, 7/15/53(1)	365	386
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(1)	461	436
Auxilior Term Funding LLC 2023-1A, D 144A 7.270%, 12/16/30(1)	240	250
BXG Receivables Note Trust 2023-A, A 144A 5.770%, 11/15/38(1)	328	335
	Par Value	Value

Other—continued
Commercial Equipment Finance LLC 2024-1A, A 144A 5.970%, 7/16/29(1)	$ 374	$ 377
FAT Brands Royalty LLC 2021-1A, A2 144A 5.750%, 4/25/51(1)	470	387
Hardee’s Funding LLC 2024-1A, A2 144A 7.253%, 3/20/54(1)	399	413
Jersey Mike’s Funding LLC 2019-1A, A2 144A 4.433%, 2/15/50(1)	348	340
Mariner Finance Issuance Trust 2020-AA, A 144A 2.190%, 8/21/34(1)	46	46
MetroNet Infrastructure Issuer LLC 2024-1A, A2 144A 6.230%, 4/20/54(1)	310	320
MVW LLC 2024-1A, A 144A 5.320%, 2/20/43(1)	380	387
Octane Receivables Trust 2023-3A, C 144A 6.740%, 8/20/29(1)	425	439
Oportun Funding XIV LLC 2021-A, B 144A 1.760%, 3/8/28(1)	139	135
Planet Fitness Master Issuer LLC 2024-1A, A2I 144A 5.765%, 6/5/54(1)	420	427
Purchasing Power Funding LLC 2024-A, B 144A 6.430%, 8/15/28(1)	420	426
Reach ABS Trust 2024-1A, B 144A 6.290%, 2/18/31(1)	425	432
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(1)	277	270
VFI ABS LLC 2022-1A, B 144A 3.040%, 7/24/28(1)	521	518
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024
($ reported in thousands)
	Par Value	Value

Other—continued
Zaxby’s Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(1)	$ 255	$ 232
		6,556

Total Asset-Backed Securities (Identified Cost $11,183)		11,197

Corporate Bonds and Notes—61.1%
Communication Services—3.7%
Altice France Holding S.A. 144A 6.000%, 2/15/28(1)	185	60
Altice France S.A.
144A 5.125%, 7/15/29(1)(2)	125	87
144A 5.500%, 10/15/29(1)(2)	185	128
CMG Media Corp. 144A 8.875%, 12/15/27(1)	225	119
CSC Holdings LLC
144A 7.500%, 4/1/28(1)	295	151
144A 11.750%, 1/31/29(1)	200	177
CT Trust 144A 5.125%, 2/3/32(1)	550	493
DISH DBS Corp.
5.875%, 11/15/24	180	175
7.750%, 7/1/26	170	114
Gray Television, Inc. 144A 7.000%, 5/15/27(1)(2)	330	318
Level 3 Financing, Inc. 144A 3.625%, 1/15/29(1)	365	227
Millennium Escrow Corp. 144A 6.625%, 8/1/26(1)	250	150
Rackspace Technology Global, Inc. 144A 5.375%, 12/1/28(1)	275	80
Sprint Capital Corp. 8.750%, 3/15/32(2)	235	290
Telecomunicaciones Digitales S.A. 144A 4.500%, 1/30/30(1)	725	659
	Par Value	Value

Communication Services—continued
Telesat Canada 144A 6.500%, 10/15/27(1)(2)	$ 180	$ 57
Univision Communications, Inc. 144A 6.625%, 6/1/27(1)(2)	300	297
		3,582

Consumer Discretionary—2.4%
Ashtead Capital, Inc. 144A 2.450%, 8/12/31(1)(2)	570	478
Ashton Woods USA LLC 144A 4.625%, 4/1/30(1)(2)	160	151
Clarios Global LP 144A 8.500%, 5/15/27(1)(2)	245	247
Ford Motor Credit Co. LLC 7.350%, 3/6/30(2)	200	216
Meritage Homes Corp. 144A 3.875%, 4/15/29(1)(2)	183	174
Newell Brands, Inc. 6.625%, 9/15/29(2)	227	227
Nissan Motor Acceptance Co. LLC 144A 7.050%, 9/15/28(1)(2)	145	154
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(1)(2)	175	180
PetSmart, Inc. 144A 7.750%, 2/15/29(1)(2)	85	84
Prime Security Services Borrower LLC 144A 6.250%, 1/15/28(1)(2)	215	214
Weekley Homes LLC 144A 4.875%, 9/15/28(1)(2)	270	262
		2,387

Consumer Staples—2.0%
BAT Capital Corp. 7.750%, 10/19/32(2)	330	385
Herbalife Nutrition Ltd. 144A 7.875%, 9/1/25(1)	250	249
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024
($ reported in thousands)
	Par Value	Value

Consumer Staples—continued
Kronos Acquisition Holdings, Inc.
144A 8.250%, 6/30/31(1)(2)	$ 180	$ 185
144A 10.750%, 6/30/32(1)	215	214
Minerva Luxembourg S.A. 144A 8.875%, 9/13/33(1)	405	436
Pilgrim’s Pride Corp. 6.250%, 7/1/33(2)	160	169
Post Holdings, Inc.
144A 6.250%, 2/15/32(1)(2)	105	108
144A 6.375%, 3/1/33(1)(2)	120	121
Triton Water Holdings, Inc. 144A 6.250%, 4/1/29(1)(2)	125	124
		1,991

Energy—14.8%
Alliance Resource Operating Partners LP 144A 8.625%, 6/15/29(1)(2)	150	158
Archrock Partners LP 144A 6.625%, 9/1/32(1)(2)	45	46
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(1)(2)	255	262
BP Capital Markets plc 4.875% (2)(7)	375	367
Civitas Resources, Inc. 144A 8.750%, 7/1/31(1)(2)	180	194
Columbia Pipelines Operating Co. LLC
144A 6.036%, 11/15/33(1)(2)	215	227
144A 6.714%, 8/15/63(1)(2)	40	44
Coronado Finance Pty Ltd. 144A 10.750%, 5/15/26(1)(2)	382	396
CVR Energy, Inc. 144A 8.500%, 1/15/29(1)(2)	215	219
Ecopetrol S.A.
4.625%, 11/2/31	195	165
8.875%, 1/13/33	185	196
Encino Acquisition Partners Holdings LLC 144A 8.750%, 5/1/31(1)(2)	20	21
	Par Value	Value

Energy—continued
Energy Transfer LP Series H 6.500% (7)	$ 245	$ 243
EQM Midstream Partners LP 144A 6.375%, 4/1/29(1)(2)	55	57
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(1)(2)	175	151
Genesis Energy LP 8.875%, 4/15/30(2)	250	265
Greensaif Pipelines Bidco S.a.r.l. 144A 6.129%, 2/23/38(1)(2)	235	247
Helix Energy Solutions Group, Inc. 144A 9.750%, 3/1/29(1)	185	199
International Petroleum Corp. 144A, RegS 7.250%, 2/1/27(1)(2)(4)	500	496
KazMunayGas National Co. JSC
144A 5.375%, 4/24/30(1)	310	307
144A 5.750%, 4/19/47(1)	640	582
144A 6.375%, 10/24/48(1)	350	344
RegS 6.375%, 10/24/48(4)	230	226
Kinder Morgan, Inc. 7.750%, 1/15/32(2)	195	226
Kraken Oil & Gas Partners LLC 144A 7.625%, 8/15/29(1)(2)	20	21
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(1)(2)	120	119
Mesquite Energy, Inc. 144A 7.250%, 2/15/23(1)(8)	135	4
Noble Finance II LLC 144A 8.000%, 4/15/30(1)(2)	65	67
Occidental Petroleum Corp.
6.125%, 1/1/31(2)	70	74
5.550%, 10/1/34	70	71
Pertamina Persero PT
144A 2.300%, 2/9/31(1)(2)	1,075	925
RegS 6.450%, 5/30/44(2)(4)	815	890
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024
($ reported in thousands)
	Par Value	Value

Energy—continued
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(3)	$ 1,390	$ 138
Petroleos Mexicanos
6.500%, 3/13/27	625	601
6.500%, 1/23/29(2)	125	115
5.950%, 1/28/31	395	327
6.500%, 6/2/41	350	246
7.690%, 1/23/50	185	137
6.375%, 1/23/45	730	491
6.350%, 2/12/48	520	343
Petronas Capital Ltd. 144A 3.500%, 4/21/30(1)(2)	630	597
Plains All American Pipeline LP 5.700%, 9/15/34(2)	280	286
QatarEnergy 144A 2.250%, 7/12/31(1)(2)	490	428
Saudi Arabian Oil Co. 144A 5.250%, 7/17/34(1)(2)	1,025	1,047
SM Energy Co.
144A 6.750%, 8/1/29(1)(2)	30	30
144A 7.000%, 8/1/32(1)(2)	30	31
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(4)	825	870
Teine Energy Ltd. 144A 6.875%, 4/15/29(1)(2)	250	249
Transocean, Inc.
144A 8.250%, 5/15/29(1)(2)	35	35
144A 8.750%, 2/15/30(1)(2)	191	202
144A 8.500%, 5/15/31(1)(2)	55	56
Venture Global LNG, Inc. 144A 9.875%, 2/1/32(1)(2)	270	300
Western Midstream Operating LP 5.250%, 2/1/50(2)	160	145
		14,483

Financials—18.5%
6297782 LLC 144A 5.584%, 10/1/34(1)(2)	120	120
Acrisure LLC
144A 8.250%, 2/1/29(1)	90	93
144A 6.000%, 8/1/29(1)(2)	145	139
AerCap Ireland Capital DAC
3.300%, 1/30/32(2)	90	80
	Par Value	Value

Financials—continued
6.950%, 3/10/55(2)	$ 150	$ 155
Allianz SE 144A 6.350%, 9/6/53(1)(2)	200	213
Allstate Corp. (The) Series B (3 month Term SOFR + 3.200%) 8.318%, 8/15/53(2)(6)	391	392
Altice Financing S.A. 144A 5.000%, 1/15/28(1)(2)	355	285
American Express Co. 5.625%, 7/28/34(2)	160	166
Apollo Debt Solutions BDC 144A 6.900%, 4/13/29(1)(2)	170	176
Aston Martin Capital Holdings Ltd. 144A 10.000%, 3/31/29(1)	215	219
Banco de Credito del Peru S.A.
144A 3.125%, 7/1/30(1)	500	487
RegS 3.125%, 7/1/30(4)	124	121
Banco de Credito e Inversiones S.A. 144A 8.750% (1)(7)	350	375
Banco Mercantil del Norte S.A. 144A 6.625% (1)(7)	780	720
Banco Nacional de Comercio Exterior SNC 144A 4.375%, 10/14/25(1)(2)	510	506
Bancolombia S.A. 4.625%, 12/18/29	300	297
Bank of America Corp.
5.015%, 7/22/33(2)	155	157
5.425%, 8/15/35(2)	350	351
Bank of New York Mellon Corp. (The) Series G 4.700% (2)(7)	140	138
Barclays plc 7.437%, 11/2/33(2)	295	336
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(1)	700	663
Blackstone Private Credit Fund 2.625%, 12/15/26(2)	155	145
Block, Inc. 144A 6.500%, 5/15/32(1)(2)	110	114
Blue Owl Credit Income Corp. 4.700%, 2/8/27(2)	174	170
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024
($ reported in thousands)
	Par Value	Value

Financials—continued
BNSF Funding Trust I 6.613%, 12/15/55(2)	$ 210	$ 211
BroadStreet Partners, Inc. 144A 5.875%, 4/15/29(1)(2)	160	152
Brookfield Finance, Inc. 6.350%, 1/5/34(2)	215	234
Capital One Financial Corp. 2.359%, 7/29/32(2)	145	116
Charles Schwab Corp. (The) Series H 4.000% (7)	360	313
Citigroup, Inc.
6.270%, 11/17/33(2)	270	293
6.174%, 5/25/34(2)	134	141
Citizens Financial Group, Inc. 5.718%, 7/23/32	20	20
Concentra Escrow Issuer Corp. 144A 6.875%, 7/15/32(1)(2)	30	31
Corebridge Financial, Inc. 6.875%, 12/15/52(2)	337	344
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(1)(2)	585	564
Export-Import Bank Korea 5.125%, 1/11/33	670	692
Fifth Third Bancorp 4.337%, 4/25/33(2)	245	231
Foundry JV Holdco LLC 144A 6.250%, 1/25/35(1)(2)	275	282
Gaci First Investment Co. RegS 4.875%, 2/14/35(2)(4)	560	553
GGAM Finance Ltd. 144A 6.875%, 4/15/29(1)(2)	150	155
Global Atlantic Fin Co.
144A 7.950%, 6/15/33(1)(2)	137	155
144A 7.950%, 10/15/54(1)(2)	70	72
Goldman Sachs Group, Inc. (The)
3.102%, 2/24/33(2)	175	155
6.450%, 5/1/36(2)	135	149
Grifols S.A. 144A 4.750%, 10/15/28(1)(2)	175	166
	Par Value	Value

Financials—continued
HA Sustainable Infrastructure Capital, Inc. 144A 6.375%, 7/1/34(1)(2)	$ 266	$ 268
HUB International Ltd. 144A 7.375%, 1/31/32(1)(2)	35	36
Huntington Bancshares, Inc. 5.709%, 2/2/35(2)	270	277
ION Trading Technologies S.a.r.l. 144A 9.500%, 5/30/29(1)(2)	105	112
JPMorgan Chase & Co.
5.350%, 6/1/34(2)	135	139
6.254%, 10/23/34(2)	200	219
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)(2)	400	375
Melco Resorts Finance Ltd. 144A 7.625%, 4/17/32(1)	565	565
MetLife, Inc. Series G 3.850% (7)	220	215
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(1)(2)	370	355
Morgan Stanley
6.342%, 10/18/33(2)	160	175
5.948%, 1/19/38(2)	174	180
MSCI, Inc. 144A 3.625%, 9/1/30(1)	261	242
National Rural Utilities Cooperative Finance Corp. (3 month Term SOFR + 3.172%) 8.427%, 4/30/43(2)(6)	165	165
Nationstar Mortgage Holdings, Inc. 144A 5.750%, 11/15/31(1)(2)	225	219
NatWest Group plc 6.475%, 6/1/34(2)	200	209
New Red Finance, Inc. 144A 6.125%, 6/15/29(1)(2)	55	56
Nippon Life Insurance Co. 144A 6.250%, 9/13/53(1)(2)	200	214
OneMain Finance Corp. 7.125%, 11/15/31(2)	285	288
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024
($ reported in thousands)
	Par Value	Value

Financials—continued
Panther Escrow Issuer LLC 144A 7.125%, 6/1/31(1)(2)	$ 20	$ 21
Prudential Financial, Inc. 6.750%, 3/1/53	220	234
Societe Generale S.A. 144A 6.066%, 1/19/35(1)(2)	370	384
State Street Corp. Series I 6.700% (2)(7)	170	174
Synchrony Financial
4.875%, 6/13/25(2)	65	65
3.700%, 8/4/26	93	91
Toronto-Dominion Bank (The) 8.125%, 10/31/82(2)	235	250
UBS Group AG
144A 9.250%(1)(2)(7)	35	40
144A 4.988%, 8/5/33(1)(2)	310	308
Wells Fargo & Co.
5.389%, 4/24/34(2)	145	149
Series BB 3.900%(7)	400	389
Wrangler Holdco Corp. 144A 6.625%, 4/1/32(1)(2)	95	98
		18,159

Health Care—2.3%
Catalent Pharma Solutions, Inc. 144A 3.500%, 4/1/30(1)(2)	255	249
Community Health Systems, Inc. 144A 5.250%, 5/15/30(1)(2)	250	224
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30(2)	335	305
Endo Finance Holdings, Inc. 144A 8.500%, 4/15/31(1)	20	21
HCA, Inc. 5.500%, 6/1/33(2)	220	225
LifePoint Health, Inc.
144A 9.875%, 8/15/30(1)(2)	360	395
144A 10.000%, 6/1/32(1)	85	92
Medline Borrower LP 144A 6.250%, 4/1/29(1)(2)	50	52
	Par Value	Value

Health Care—continued
Prime Healthcare Services, Inc. 144A 9.375%, 9/1/29(1)(2)	$ 290	$ 292
Teva Pharmaceutical Finance Netherlands III B.V. 5.125%, 5/9/29	280	277
Universal Health Services, Inc. 2.650%, 1/15/32(2)	156	133
		2,265

Industrials—5.3%
Adani Ports & Special Economic Zone Ltd. 144A 4.375%, 7/3/29(1)(2)	781	730
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(1)	305	304
Amentum Escrow Corp. 144A 7.250%, 8/1/32(1)(2)	30	31
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(1)(2)	161	159
Boeing Co. (The)
3.750%, 2/1/50(2)	215	149
5.930%, 5/1/60(2)	160	151
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(1)	358	316
Builders FirstSource, Inc. 144A 6.375%, 3/1/34(1)(2)	235	241
CoStar Group, Inc. 144A 2.800%, 7/15/30(1)(2)	401	353
Fortress Transportation & Infrastructure Investors LLC
144A 7.000%, 5/1/31(1)(2)	140	147
144A 7.000%, 6/15/32(1)(2)	30	31
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(1)(2)	265	269
Hertz Corp. (The) 144A 4.625%, 12/1/26(1)(2)	315	247
Icahn Enterprises LP 6.250%, 5/15/26(2)	235	234
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024
($ reported in thousands)
	Par Value	Value

Industrials—continued
LBM Acquisition LLC 144A 6.250%, 1/15/29(1)(2)	$ 250	$ 226
Regal Rexnord Corp. 6.400%, 4/15/33(2)	371	394
Sempra Infrastructure Partners LP 144A 3.250%, 1/15/32(1)(2)	405	342
TransDigm, Inc. 144A 6.625%, 3/1/32(1)(2)	235	244
United Airlines Pass-Through Trust 2023-1, A 5.800%, 7/15/37	235	242
Veralto Corp. 144A 5.450%, 9/18/33(1)	170	176
VistaJet Malta Finance plc 144A 9.500%, 6/1/28(1)(2)	155	145
		5,131

Information Technology—1.0%
Booz Allen Hamilton, Inc. 144A 4.000%, 7/1/29(1)(2)	145	140
CommScope Technologies LLC 144A 6.000%, 6/15/25(1)(2)	225	216
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(1)(2)	35	34
144A 6.500%, 10/15/28(1)(2)	55	54
Helios Software Holdings, Inc. 144A 8.750%, 5/1/29(1)(2)	85	88
Insight Enterprises, Inc. 144A 6.625%, 5/15/32(1)(2)	20	21
Rocket Software, Inc. 144A 9.000%, 11/28/28(1)(2)	100	104
Viasat, Inc. 144A 5.625%, 9/15/25(1)(2)	345	342
		999

Materials—3.8%
ASP Unifrax Holdings, Inc. 144A 5.250%, 9/30/28(1)	455	235
Bayport Polymers LLC 144A 5.140%, 4/14/32(1)(2)	370	339
Berry Global, Inc. 144A 5.650%, 1/15/34(1)(2)	125	127
	Par Value	Value

Materials—continued
Corp. Nacional del Cobre de Chile 144A 5.950%, 1/8/34(1)(2)	$ 235	$ 244
Graham Packaging Co., Inc. 144A 7.125%, 8/15/28(1)(2)	320	316
Illuminate Buyer LLC 144A 9.000%, 7/1/28(1)(2)	220	222
INEOS Quattro Finance 2 plc 144A 9.625%, 3/15/29(1)(2)	255	275
LSB Industries, Inc. 144A 6.250%, 10/15/28(1)(2)	260	255
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/27(1)(2)	215	218
OCP S.A.
144A 3.750%, 6/23/31(1)	200	179
144A 6.750%, 5/2/34(1)	600	640
Sealed Air Corp. 144A 6.500%, 7/15/32(1)(2)	65	67
Taseko Mines Ltd. 144A 8.250%, 5/1/30(1)(2)	215	223
Trivium Packaging Finance B.V. 144A 8.500%, 8/15/27(1)(2)	259	259
WR Grace Holdings LLC 144A 5.625%, 8/15/29(1)(2)	172	160
		3,759

Real Estate—1.6%
EPR Properties
4.750%, 12/15/26(2)	260	257
3.600%, 11/15/31(2)	95	84
GLP Capital LP
3.250%, 1/15/32(2)	132	115
6.750%, 12/1/33(2)	135	147
Office Properties Income Trust 144A 9.000%, 9/30/29(1)	539	438
Safehold GL Holdings LLC 6.100%, 4/1/34(2)	210	218
VICI Properties LP
5.125%, 5/15/32(2)	185	183
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024
($ reported in thousands)
	Par Value	Value

Real Estate—continued
144A 4.625%, 6/15/25(1)(2)	$ 70	$ 69
		1,511

Utilities—5.7%
AES Corp. (The) 7.600%, 1/15/55(2)	135	139
CMS Energy Corp. 4.750%, 6/1/50(2)	355	334
Dominion Energy, Inc. Series B 7.000%, 6/1/54(2)	245	261
Electricite de France S.A.
144A 6.250%, 5/23/33(1)(2)	200	216
144A 6.900%, 5/23/53(1)(2)	365	416
Enel Finance International N.V. 144A 7.500%, 10/14/32(1)(2)	400	459
Entergy Corp. 7.125%, 12/1/54(2)	210	214
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(1)	640	640
Ferrellgas LP
144A 5.375%, 4/1/26(1)(2)	90	90
144A 5.875%, 4/1/29(1)(2)	170	159
KeySpan Gas East Corp. 144A 5.994%, 3/6/33(1)(2)	255	265
Lightning Power LLC 144A 7.250%, 8/15/32(1)(2)	15	16
NGL Energy Operating LLC
144A 8.125%, 2/15/29(1)(2)	30	31
144A 8.375%, 2/15/32(1)(2)	50	51
NRG Energy, Inc. 144A 7.000%, 3/15/33(1)(2)	320	352
PacifiCorp 5.800%, 1/15/55(2)	230	234
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 144A 4.125%, 5/15/27(1)(2)	950	932
South Bow Canadian Infrastructure Holdings Ltd. 144A 7.500%, 3/1/55(1)(2)	85	88
Southern Co. (The) Series 21-A 3.750%, 9/15/51(2)	490	467
	Par Value	Value

Utilities—continued
Vistra Corp. 144A 8.000% (1)(2)(7)	$ 125	$ 129
Vistra Operations Co. LLC 144A 6.875%, 4/15/32(1)(2)	120	125
		5,618

Total Corporate Bonds and Notes (Identified Cost $61,699)		59,885

Leveraged Loans—12.0%
Aerospace—0.5%
Amazon Holdco, Inc. Tranche B (1 month Term SOFR + 2.272%) 0.000%, 7/30/31(6)(9)	45	45
Amentum Government Services Holdings LLC (1 month Term SOFR + 4.000%) 9.278%, 2/15/29(6)	127	127
Dynasty Acquisition Co., Inc.
2024, Tranche B-1 (1 month Term SOFR + 3.500%) 8.747%, 8/24/28(6)	131	132
2024, Tranche B-2 (1 month Term SOFR + 3.500%) 8.747%, 8/24/28(6)	51	51
Peraton Corp. Tranche B, First Lien (1 month Term SOFR + 3.850%) 9.097%, 2/1/28(6)	146	142
		497

Chemicals—0.4%
Ineos Finance plc 2030 (1 month Term SOFR + 3.250%) 8.497%, 2/18/30(6)	135	135
LSF11 A5 Holdco LLC 2024 (1 month Term SOFR + 3.614%) 8.861%, 10/15/28(6)	148	148
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024
($ reported in thousands)
	Par Value	Value

Chemicals—continued
Lummus Technology Hodings V LLC 2024, Tranche B (1 month Term SOFR + 3.614%) 8.861%, 12/31/29(6)	$ 55	$ 55
Starfruit Finco B.V. Tranche B (3 month Term SOFR + 3.500%) 8.628%, 4/3/28(6)	60	60
		398

Consumer Durables—0.1%
Gloves Buyer, Inc. First Lien (1 month Term SOFR + 4.114%) 9.361%, 12/29/27(6)	105	105
Consumer Non-Durables—0.7%
Albion Financing 3 S.a.r.l. 2024 (3 month Term SOFR + 4.512%) 0.000%, 8/17/29(6)(9)	85	85
DS Parent, Inc. Tranche B (3 month Term SOFR + 5.500%) 10.835%, 1/31/31(6)	170	168
Kronos Acquisition Holdings, Inc. 2024 (3 month Term SOFR + 4.000%) 9.314%, 7/8/31(6)	147	145
Osmosis Buyer Ltd. Tranche B (1 month Term SOFR + 3.500%) 8.843%, 7/31/28(6)	138	138
Varsity Brands, Inc. (3 month Term SOFR + 3.750%) 0.000%, 8/26/31(6)(9)	95	95
		631

Energy—0.2%
Hamilton Projects Acquiror LLC First Lien (1 month Term SOFR + 3.750%) 8.997%, 5/31/31(6)	30	30
	Par Value	Value

Energy—continued
NGP XI Midstream Holdings LLC (2 month Term SOFR + 4.000%) 9.285%, 7/25/31(6)	$ 60	$ 60
Traverse Midstream Partners LLC Tranche B (3 month Term SOFR + 3.500%) 8.752%, 2/16/28(6)	140	140
		230

Financials—0.2%
Acrisure LLC 2024 (3 month Term SOFR + 3.250%) 8.594%, 11/6/30(6)	100	99
Asurion LLC Tranche B-9 (1 month Term SOFR + 3.364%) 8.611%, 7/31/27(6)	134	132
		231

Food / Tobacco—0.5%
Del Monte Foods Corp. II, Inc. (1 month Term SOFR + 8.100%) 13.443%, 8/2/28(6)	44	42
Del Monte Foods, Inc.
(1 month Term SOFR + 4.350%) 9.688% - 9.693%, 8/2/28(6)	44	26
(1 month Term SOFR + 4.850%) 10.188%, 8/2/28(6)	99	27
DM Escrow Corp. (3 month PRIME + 7.000%) 15.500%, 8/2/28	6	6
Naked Juice LLC (1-3 month Term SOFR + 3.350%) 8.685% - 8.694%, 1/24/29(6)	147	127
Pegasus Bidco B.V. 2024 (3 month Term SOFR + 3.750%) 8.868%, 7/12/29(6)	118	118
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024
($ reported in thousands)
	Par Value	Value

Food / Tobacco—continued
Sigma Bidco B.V. Tranche B-10 (6 month Term SOFR + 4.410%) 9.784%, 1/3/28(6)	$ 132	$ 132
		478

Forest Prod / Containers—0.3%
Klockner Pentaplast of America, Inc. Tranche B (3 month Term SOFR + 4.975%) 9.723%, 2/12/26(6)	144	135
TricorBraun, Inc. (1 month Term SOFR + 3.364%) 8.611%, 3/3/28(6)	135	135
		270

Gaming / Leisure—0.4%
ECL Entertainment LLC Tranche B (1 month Term SOFR + 4.000%) 9.247%, 8/31/30(6)	154	155
Motion Finco LLC Tranche B-3 (3 month Term SOFR + 3.500%) 8.835%, 11/12/29(6)	85	84
Ontario Gaming GTA Ltd. Partnership Tranche B (3 month Term SOFR + 4.250%) 9.585%, 8/1/30(6)	100	99
		338

Health Care—1.8%
Bausch & Lomb Corp. (1 month Term SOFR + 4.000%) 9.247%, 9/29/28(6)	99	98
CHG Healthcare Services, Inc. First Lien (1 month Term SOFR + 3.364%) 8.611%, 9/29/28(6)	106	106
Cotiviti, Inc. (1 month Term SOFR + 3.250%) 8.592%, 5/1/31(6)	135	135
Endo Finance Holdings, Inc. Tranche B (3 month Term SOFR + 4.500%) 9.783%, 4/9/31(6)	25	25
	Par Value	Value

Health Care—continued
Gainwell Acquisition Corp. Tranche B (3 month Term SOFR + 4.100%) 9.435%, 10/1/27(6)	$ 146	$ 132
Grifols Worldwide Operations USA, Inc. Tranche B (3 month Term SOFR + 2.150%) 7.402%, 11/15/27(6)	290	285
Hunter Holdco 3 Ltd. First Lien (3 month Term SOFR + 4.350%) 9.685%, 8/19/28(6)	114	113
Lannett Co., Inc. First Lien (3 month Term SOFR + 2.000%) 2.000%, 6/16/30(6)(8)	10	3
LifePoint Health, Inc. 2024 (1 month Term SOFR + 4.000%) 9.342%, 5/9/31(6)	25	25
Modivcare, Inc. (3 month Term SOFR + 4.750%) 10.082%, 7/1/31(6)	110	107
Radiology Partners, Inc. Tranche C (3 month Term SOFR + 3.762%) 8.883%, 1/31/29(6)	136	129
Resonetics LLC Tranche B (1 month Term SOFR + 3.750%) 9.092%, 6/18/31(6)	15	15
Star Parent, Inc. Tranche B (3 month Term SOFR + 3.750%) 9.085%, 9/27/30(6)	170	168
Upstream Newco, Inc. 2021 (3 month Term SOFR + 4.512%) 9.764%, 11/20/26(6)	186	168
Viant Medical Holdings, Inc. First Lien (1 month Term SOFR + 3.864%) 9.111%, 7/2/25(6)	251	251
		1,760

Housing—0.4%
Chariot Buyer LLC First Lien (1 month Term SOFR + 3.500%) 8.747%, 11/3/28(6)	120	119
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024
($ reported in thousands)
	Par Value	Value

Housing—continued
Hunter Douglas Holding B.V. Tranche B-1 (3 month Term SOFR + 3.500%) 8.571%, 2/26/29(6)	$ 149	$ 148
LBM Acquisition LLC Tranche B (1 month Term SOFR + 3.850%) 9.140%, 5/30/31(6)	165	160
		427

Information Technology—2.0%
Ahead DB Holdings LLC Tranche B-2 (1 month Term SOFR + 3.500%) 8.798%, 2/1/31(6)	50	50
Applied Systems, Inc.
2024, Second Lien (3 month Term SOFR + 5.250%) 10.585%, 2/23/32(6)	15	16
Tranche B-1 (1 month Term SOFR + 3.000%) 8.286%, 2/24/31(6)	134	134
BMC Software 2031, Tranche B, First Lien (3 month Term SOFR + 3.750%) 9.005%, 7/30/31(6)	140	139
Central Parent LLC 2024 (3 month Term SOFR + 3.250%) 8.585%, 7/6/29(6)	143	142
ConnectWise LLC (3 month Term SOFR + 3.762%) 9.096%, 9/29/28(6)	82	82
Delivery Hero SE Tranche B (3 month Term SOFR + 5.000%) 10.103%, 12/12/29(6)	139	139
Epicor Software Corp. Tranche E (1 month Term SOFR + 3.250%) 8.497%, 5/30/31(6)	172	173
Infinite Bidco LLC First Lien (3 month Term SOFR + 3.750%) 9.264%, 3/2/28(6)	149	144
ION Trading Finance Ltd. 2024 (3 month Term SOFR + 4.000%) 9.346%, 4/1/28(6)	127	127
	Par Value	Value

Information Technology—continued
Mosel Bidco SE Tranche B (3 month Term SOFR + 4.500%) 9.835%, 9/16/30(6)	$ 92	$ 93
NCR Atleos LLC Tranche B (1-3 month Term SOFR + 4.850%) 10.097% - 10.102%, 3/27/29(6)	149	150
Proofpoint, Inc. 2024 (1 month Term SOFR + 3.000%) 8.247%, 8/31/28(6)	40	40
RealPage, Inc. First Lien (1 month Term SOFR + 3.114%) 8.361%, 4/24/28(6)	144	138
Rocket Software, Inc. (1 month Term SOFR + 4.750%) 9.997%, 11/28/28(6)	150	150
Sophia LP 2024, Tranche B (1 month Term SOFR + 3.600%) 8.847%, 10/9/29(6)	107	107
UKG, Inc. Tranche B (3 month Term SOFR + 3.250%) 8.555%, 2/10/31(6)	145	145
		1,969

Manufacturing—0.3%
CPM Holdings, Inc. (1 month Term SOFR + 4.500%) 9.842%, 9/28/28(6)	165	158
Star U.S. Bidco LLC (1 month Term SOFR + 4.350%) 9.597%, 3/17/27(6)	86	87
		245

Media / Telecom - Broadcasting—0.2%
Terrier Media Buyer, Inc. 2021, Tranche B (3 month Term SOFR + 3.600%) 8.935%, 12/17/26(6)	148	128
Univision Communications, Inc. 2024, First Lien (1 month Term SOFR + 3.614%) 8.861%, 1/23/29(6)	100	97
		225

See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024
($ reported in thousands)
	Par Value	Value

Media / Telecom - Cable/Wireless Video—0.6%
CSC Holdings LLC 2022 (1 month Term SOFR + 4.500%) 9.837%, 1/18/28(6)	$ 219	$ 208
DIRECTV Financing LLC 2024, Tranche B (1 month Term SOFR + 5.364%) 10.611%, 8/2/29(6)	223	222
Eagle Broadband Investments LLC (3 month Term SOFR + 3.262%) 8.596%, 11/12/27(6)	143	143
		573

Media / Telecom - Diversified Media—0.5%
Century DE Buyer LLC (3 month Term SOFR + 4.000%) 9.255%, 10/30/30(6)	108	108
McGraw-Hill Education, Inc. 2024, Tranche B (1 month Term SOFR + 4.000%) 9.228%, 8/1/31(6)	117	117
MH Sub I LLC 2023 (1 month Term SOFR + 4.250%) 9.497%, 5/3/28(6)	119	119
Neptune Bidco U.S., Inc. Tranche B (3 month Term SOFR + 5.100%) 10.404%, 4/11/29(6)	173	165
		509

Media / Telecom - Telecommunications—0.2%
Numericable U.S. LLC
Tranche B-11 (3 month LIBOR + 2.750%) 8.264%, 7/31/25(6)	214	188
Tranche B-12 (3 month LIBOR + 3.688%) 9.250%, 1/31/26(6)	20	16
		204

	Par Value	Value

Media / Telecom - Wireless Communications—0.1%
Viasat, Inc. (1 month Term SOFR + 4.500%) 9.747%, 3/2/29(6)	$ 139	$ 130
Retail—0.3%
CNT Holdings I Corp. First Lien (3 month Term SOFR + 3.500%) 8.752%, 11/8/27(6)	149	150
Petco Health & Wellness Co., Inc. First Lien (3 month Term SOFR + 3.512%) 8.846%, 3/3/28(6)	155	143
		293

Service—1.9%
AAL Delaware Holdco, Inc. Tranche B (1 month Term SOFR + 3.500%) 8.747%, 7/23/31(6)	35	35
Ascend Learning LLC (1 month Term SOFR + 3.600%) 8.847%, 12/11/28(6)	153	152
BIFM U.S. Finance LLC (1 month Term SOFR + 4.250%) 9.497%, 5/31/28(6)	75	75
Crisis Prevention Institute, Inc. (3 month Term SOFR + 4.750%) 10.085%, 4/9/31(6)	80	80
DG Investment Intermediate Holdings 2, Inc. 2022 (1 month Term SOFR + 4.750%) 9.997%, 3/31/28(6)	163	164
DXP Enterprises, Inc. (3 month Term SOFR + 4.850%) 10.164%, 10/11/30(6)	109	110
Ensemble RCM LLC Tranche B (3 month Term SOFR + 3.000%) 8.252%, 8/1/29(6)	60	60
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024
($ reported in thousands)
	Par Value	Value

Service—continued
Garda World Security Corp. (1 month Term SOFR + 3.500%) 8.832%, 2/1/29(6)	$ 154	$ 154
Grant Thornton Advisors LLC Tranche B (1 month Term SOFR + 3.250%) 8.497%, 6/2/31(6)	70	70
Kuehg Corp. Tranche B (3 month Term SOFR + 4.500%) 9.835%, 6/12/30(6)	148	149
Omnia Partners LLC (3 month Term SOFR + 3.250%) 8.529%, 7/25/30(6)	75	75
Planet U.S. Buyer LLC (3 month Term SOFR + 3.500%) 8.604%, 2/7/31(6)	60	60
Spin Holdco, Inc. (3 month Term SOFR + 4.262%) 9.600%, 3/4/28(6)	154	130
The Hertz Corp. 2023 (3 month Term SOFR + 8.750%) 9.097%, 6/30/28(6)	162	146
TMF Sapphire Bidco B.V. Tranche B-3 (2-3 month Term SOFR + 3.500%) 8.814% - 8.817%, 5/3/28(6)	70	70
Trugreen Ltd. Partnership First Lien (1 month Term SOFR + 4.100%) 9.347%, 11/2/27(6)	149	145
WIN Waste Innovations Holdings, Inc. (1 month Term SOFR + 2.750%) 8.111%, 3/24/28(6)	154	144
		1,819

Transportation - Automotive—0.2%
First Brands Group LLC 2022 (3 month Term SOFR + 5.262%) 10.514%, 3/30/27(6)	109	108
PAI Holdco, Inc. Tranche B (3 month Term SOFR + 4.012%) 9.264%, 10/28/27(6)	136	122
		230

	Par Value	Value

Utilities—0.2%
Generation Bridge Northeast LLC Tranche B (1 month Term SOFR + 3.500%) 8.747%, 8/22/29(6)	$ 93	$ 94
Waterbridge NDB Operating LLC (3 month Term SOFR + 4.500%) 9.603%, 5/10/29(6)	130	130
		224

Total Leveraged Loans (Identified Cost $11,919)		11,786
	Shares
Preferred Stocks—0.8%
Financials—0.8%
Capital Farm Credit ACA Series 1 144A, 5.000%(1)	275(10)	263
MetLife, Inc. Series D, 5.875%	213(10)	212
Truist Financial Corp. Series Q, 5.100%	315(10)	306
		781

Total Preferred Stocks (Identified Cost $804)		781

Common Stocks—0.1%
Consumer Discretionary—0.1%
MYT Holding LLC Class B(8)(11)	29,850	2
NMG Parent LLC(8)(11)	618	74
		76

Health Care—0.0%
Lannett Co., Inc.(8)(11)	1,663	—
Total Common Stocks (Identified Cost $275)		76

Total Long-Term Investments—140.0% (Identified Cost $140,858)		137,168
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024
($ reported in thousands)
Value

TOTAL INVESTMENTS—140.0% (Identified Cost $140,858)	$137,168
Other assets and liabilities, net—(40.0)%	(39,180)
NET ASSETS—100.0%	$97,988

Abbreviations:
ABS	Asset-Backed Securities
ACA	American Capital Access Financial Guarantee Corp.
BDC	Business Development Companies
DAC	Designated Activity Company
DB	Deutsche Bank AG
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2024, these securities amounted to a value of $76,258 or 77.8% of net assets.
(2)	All or a portion of securities is segregated as collateral for margin loan financing. The value of securities segregated as collateral is $51,671.
(3)	Security in default; no interest payments are being received.
(4)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	Represents step coupon bond. Rate shown reflects the rate in effect as of August 31, 2024.
(6)	Variable rate security. Rate disclosed is as of August 31, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(7)	No contractual maturity date.
(8)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(9)	This loan will settle after August 31, 2024, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(10)	Value shown as par value.
(11)	Non-income producing.
Country Weightings†
United States	55%
Mexico	4
Indonesia	3
Saudi Arabia	3
Turkey	3
Canada	2
United Arab Emirates	1
Other	29
Total	100%
† % of total investments as of August 31, 2024.
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024
($ reported in thousands)
As of August 31, 2024, the Fund has the following unfunded loan commitment:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
Epicor Software Corp. 2024 (1 month Term SOFR + 2.250%) 0.000%, 5/30/31(1)	$20	$20	$20	$—(2)

(1)	This loan will settle after August 31, 2024, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(2)	Amount is less than $500 (not in thousands).
The following table summarizes the value of the Fund’s investments as of August 31, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at August 31, 2024	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$5,205	$5,205	$—
Foreign Government Securities	33,201	33,201	—
Mortgage-Backed Securities	15,037	15,037	—
Asset-Backed Securities	11,197	11,197	—
Corporate Bonds and Notes	59,885	59,881	4
Leveraged Loans	11,786	11,783	3
Equity Securities:
Preferred Stocks	781	781	—
Common Stocks	76	—	76(1)
Total Investments	$137,168	$137,085	$83

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no securities valued using quoted prices (Level 1) at August 31, 2024.
There were no transfers into or out of Level 3 related to securities held at August 31, 2024.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended August 31, 2024.
See Notes to Schedule of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
    •    Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
    •    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
    •    Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024
incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.